Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2025
Financial instruments - fair values and risk management
Financial instruments - fair values and risk management

Note 25. Financial instruments – fair values and risk management

25.1 Measurement categories of financial instruments

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
●	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices).
●	Level 3: inputs for the asset or liability that are not based on observable market data (i.e., unobservable inputs).

The carrying amounts of trade and other receivables, deposits, trade payables except for those for capitalized sport rights licenses, and other financial liabilities included in other liabilities, all approximate their fair values due to the short maturities of these financial instruments.

Bank loans and borrowings bore interest at variable rates. The Company assessed that their carrying amount is a reasonable approximation of fair value.

The fair values of interest-bearing financial assets measured at amortized cost equal the present values of their future estimated cash flows. These present values are calculated using market interest rates for the respective currencies and terms.

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. They do not include fair value information for lease liabilities or for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		As of December 31, 2025
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	136,624	136,624	136,624	—	—
Loans receivable	Other financial assets and other non-current assets	11,500	11,500	—	—	11,500
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	5,984	5,984	—	—	5,984
Total financial assets		154,108	154,108	136,624	—	17,484
Financial liabilities measured at amortized cost
Capitalized sport rights licenses[1]	Trade payables – current and Trade payables – non-current	1,530,926	1,565,875	—	1,565,875	—
Total financial liabilities		1,530,926	1,565,875	—	1,565,875	—

1 - Fair value of capitalized sport rights licenses is determined by calculating the NPV of future payments using the latest IBR and CRP as of December 31, 2025.

		As of December 31, 2024
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	142,969	142,969	142,969	—	—
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	6,747	6,747	—	—	6,747
Total financial assets		149,716	149,716	142,969	—	6,747
Financial liabilities at FVTPL
Contingent consideration	Other liabilities and other non-current liabilities	9,356	9,356	—	—	9,356
Financial liabilities measured at amortized cost
Capitalized sport rights licenses[1]	Trade payables – current and Trade payables – non-current	1,073,975	1,165,024	—	1,165,024	—
Total financial liabilities		1,083,331	1,174,380	—	1,165,024	9,356

1 - Fair value of capitalized sport rights licenses is determined by calculating the NPV of future payments using the latest IBR and CRP as of December 31, 2024.

There were no transfers between Level 1, Level 2 and Level 3 during the years ended December 31, 2025 and 2024.

Level 3 recurring fair values

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

	Equity	Contingent	Loans
in €‘000	investments	consideration	receivable
Balance as of January 1, 2024	6,346	15,369	—
Additions	—	2,605	—
Payments	—	(8,578)	—
Net change in fair value – unrealized (included in OCI)	401	—	—
Net change in fair value – unrealized (included in Finance cost / income)	—	(40)	—
Balance as of December 31, 2024	6,747	9,356	—
Additions	—	—	11,500
Payments	—	(9,547)	—
Net change in fair value – unrealized (included in OCI)	(763)	—	—
Net change in fair value – unrealized (included in Finance cost / income)	—	191	—
Balance as of December 31, 2025	5,984	—	11,500

25.2 Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, liquidity risk and credit risk. The Company’s senior management oversees the management of these risks. The Company’s senior management ensures that the Company’s financial risk activities are governed by appropriate processes and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and risk objectives. The Company reviews and agrees on policies for managing each of these risks which are described below.

Financial risk management is carried out by the Company’s treasury department and the Chief Financial Officer (“CFO”) under policies approved by the board of directors. They identify, evaluate and hedge financial risks in close co-operation with the Company’s management and in particular cover foreign exchange risk, interest rate risk, credit risk, use or non-use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

25.3 Market risk

Market risks expose the Company primarily to the financial risks of changes in both foreign currency exchange rates and interest rates. The Company did not utilize derivative financial instruments to hedge risk exposures arising from its obligations denominated in non-Euro currencies in 2025, 2024 or 2023. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

25.4 Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when such liabilities become due. The Company’s finance function closely monitors the cash flow and the Company’s liquidity.

The following tables show undiscounted contractual cash flows for financial liabilities as of December 31, 2025 and 2024:

	As of December 31, 2025
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	437,203	1,264,305	200,531	1,902,039
Deferred & contingent consideration cash flows	2,137	—	—	2,137
Bank debt - contractual cash flows[1]	1,840	767	—	2,607
Lease liabilities cash flows	11,422	39,331	30,437	81,190
Other financial liabilities	6,102	—	—	6,102
Total	458,704	1,304,403	230,968	1,994,075

	As of December 31, 2024
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	210,307	817,334	323,916	1,351,557
Deferred & contingent consideration cash flows	9,356	—	—	9,356
Bank debt - contractual cash flows[1]	1,840	2,607	—	4,447
Lease liabilities cash flows	10,190	26,127	25,624	61,941
Other financial liabilities	5,382	—	—	5,382
Total	237,075	846,068	349,540	1,432,683
[1]

For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Senior Secured Net Leverage Ratio remains equal to or less than 3.00:1.00. Refer to Note 20.

To service the above license payment commitments and other operational requirements, the Company is dependent on existing cash resources, cash generated from operations and borrowing facilities.

25.5 Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to financial instruments fails to meet its contractual obligations. The Company is exposed to credit risk from its operating activities (primarily trade receivables), loans granted and its deposits with banks and financial institutions.

The carrying amounts of financial assets and contract assets represent the maximum credit exposure, refer to Note 25.1. At the reporting date, there are no arrangements which will reduce the maximum credit risk.

Impairment losses on financial assets and contract assets recognized in the consolidated statements of profit or loss and other comprehensive income are disclosed in Note 16.

As the Company’s risk exposure is mainly influenced by the individual characteristics of each customer, it continuously analyzes the creditworthiness of significant debtors. Due to its international operations and expanding business based on a diversified customer structure, the Company experiences an increasing but still low concentration of credit risk arising from trade receivables. The Company had for the years ended December 31, 2025, 2024 and 2023 no individual customer accounted for more than 10% of revenues. For banks and financial institutions, only parties with a high credit rating are accepted. Furthermore, the Company continuously tracks the financial information of the counterparties of loans granted.

The following table provides information about the exposure to credit risk and ECLs for loans receivable as of December 31, 2025 and 2024:

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	—	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	—	0.0%	—	no
Grade 12: Loss (D)	10,240	100.0%	(10,240)	yes
Total as of December 31, 2025	10,240		(10,240)
Grades 1 - 6: Low risk (BBB- to AAA)	47	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,588	58.2%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2024	15,893		(14,345)

Credit risk arising from billing sports betting client accounts is mitigated by billing and collecting monies in advance. Customer accounts may be suspended if an invoice remains unpaid two weeks after the beginning of the billed month. Credit risk arising from sports media accounts is mitigated by customer credit checks before services are rendered.

The following table provides information about the exposure to credit risk and ECLs for trade receivables from individual customers as of December 31, 2025 and 2024:

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	41,891	0.8%	(341)	no
1 to 60 days past due	39,859	3.2%	(1,263)	no
61 to 90 days past due	7,052	5.8%	(407)	no
More than 90 days past due	21,945	69.2%	(15,184)	yes
Total as of December 31, 2025	110,747		(17,195)

Current (not past due)	40,596	3.4%	(1,377)	no
1 to 60 days past due	29,179	2.6%	(763)	no
61 to 90 days past due	2,640	12.3%	(324)	no
More than 90 days past due	16,305	56.1%	(9,150)	yes
Total as of December 31, 2024	88,720		(11,614)

From 2024 to 2025, there is higher impairment loss allowance on trade receivables due to initiating credit risk management activities, which resulted in providing additional past-due receivables to collection agencies.

As of December 31, 2025 and 2024, contract assets at the gross carrying amount of €123.9 million and €94.7 million, respectively, are measured at the same ECL probability as current, not past due trade receivables, which results in an ECL allowance of €0.4 million and €1.1 million, respectively, deducted from the contract assets.

25.6 Foreign currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. The Company invoices more than 70% of its business in its functional currency. However, sport rights licenses are often purchased in foreign currencies and this exposes the Company to a significant risk from changes in foreign exchange rates; in particular, against the U.S. Dollar following the purchase of sports data and media rights by Sportradar AG. Furthermore, some of the subsidiaries operate in local currencies, mainly AUD, GBP, CHF, NOK and USD. Exchange rates are monitored by the Finance Department on a monthly basis, to ensure that adequate measures are taken if fluctuations increase.

The transaction risk on foreign currency cash flows is monitored on an ongoing basis by the Company’s treasury department. The main transaction risks are represented by the U.S. Dollar and Great Britain Pound, while other currencies pose minor sources of risk. As of December 31, 2025 and 2024, the Company’s net liability exposure in U.S. Dollars was €500.4 million and €543.5 million, respectively. As of December 31, 2025 and 2024, the Company’s net asset exposure in Great Britain Pound was €204.8 million and €143.0 million, respectively.

The following table provides the effects of a five and ten percent quantitative change of foreign currency exchange rates of the Euro against the exposed currencies as of December 31, 2025 and 2024, on profit or (loss):

	Year Ended December 31,
in €‘000	2025	2024
€ exchange rate +10%	(31,733)	(41,011)
€ exchange rate +5%	(15,866)	(20,505)
€ exchange rate -5%	15,866	20,505
€ exchange rate -10%	31,733	41,011

25.7 Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company does not actively manage its interest rate exposure.

The Company is mainly exposed to cash flow interest rate risk in conjunction with its borrowings, if any. The interest rate is based on market interest rate plus a margin which is based on the Senior Secured Net Leverage Ratio as defined in the Credit Agreement.

For the €220.0 million unutilized RCF, the foreseeable annual financing cost will be €1.8 million, based on the assumption the RCF remains undrawn and the Company Leverage Ratio remains equal to or less than 3.00:1.00.